CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 28, 2020	Jun. 30, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value (USD per share)	$ 0.01	$ 0.01
Preferred stock authorized (shares)	3,000,000	3,000,000
Preferred stock issued (shares)	0	0
Preferred stock outstanding (shares)	0	0
Common stock, par value (USD per share)	$ 0.00125	$ 0.00125
Common stock authorized (shares)	200,000,000	200,000,000
Common stock issued (shares)	109,230,000	106,570,000
Common stock outstanding (shares)	109,230,000	106,570,000